EQUITY (Detail Textuals 2)	12 Months Ended						1 Months Ended					12 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Stock Options USD ($)	Dec. 31, 2011 Stock Options USD ($)	Dec. 31, 2010 Stock Options USD ($)	Mar. 31, 2011 2006 Stock Option Plan Stock Options USD ($)	Feb. 28, 2009 2006 Stock Option Plan Stock Options USD ($)	Apr. 30, 2008 2006 Stock Option Plan Stock Options USD ($)	Mar. 31, 2008 2006 Stock Option Plan Stock Options USD ($)	Oct. 31, 2006 2006 Stock Option Plan Stock Options	Dec. 31, 2009 2006 Stock Option Plan Stock Options USD ($)	Feb. 05, 2012 2006 Stock Option Plan Stock Options	Jun. 30, 2012 2006 Stock Option Plan Stock Options Directors and Employees USD ($)	Mar. 31, 2012 2006 Stock Option Plan Stock Options Directors and Employees USD ($)	Mar. 31, 2007 2006 Stock Option Plan Stock Options Directors and Employees USD ($)	Dec. 31, 2009 2006 Stock Option Plan Stock Options Employees USD ($)	Dec. 31, 2009 2006 Stock Option Plan Stock Options One employees USD ($)	Dec. 31, 2010 2006 Stock Option Plan Stock Options Director USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock reserved for issuance											600,000
Term of options granted							5 years	5 years	5 years	5 years	10 years					5 years
Number of stock options outstanding				132,166	44,000				21,500	111,000						54,500
Exercisable price of option granted				$ 8.34	$ 10.83		$ 10.83	$ 7.68	$ 15.28	$ 11.65					$ 8.34	$ 9.03
Number of employees stock options exercised				(12,000)		(4,000)	44,000	207,200				140,334		12,000	132,166		37,300	4,000	4,000
Proceeds from employees stock options exercised	$ 21,000	135,000	203,000									$ 367,238		$ 21,300			$ 434,545	$ 61,140	$ 30,720
Shares vested												74,000	133,200